Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Basic EPS
Income									$ 10,228,000	$ 12,774,000
Shares	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884	3,252,884
Per Share Amounts	$ 1.01	$ 0.99	$ 0.67	$ 0.48	$ 0.62	$ 1.43	$ 0.90	$ 0.98	$ 3.14	$ 3.93